As filed with the Securities and Exchange Commission on August 7, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-09088)

Empiric Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Address of principal executive offices) (Zip code)

Mark A. Coffelt
6300 Bridgepoint Parkway, Building II, Suite 105, Austin, TX  78730
(Name and address of agent for service)

800-880-0324
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2012

Date of reporting period:  06/30/2012

Item 1. Schedule of Investments.

Empiric Core Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited)
		Fair
COMMON STOCKS - 97.63%	Shares	Value
CONSUMER DISCRETIONARY - 31.06%
Apparel Retail - 3.64%
Ross Stores, Inc.	20,000	$1,249,400
Automotive Retail - 7.42%
Advance Auto Parts, Inc.	25,000	1,705,500
O'Reilly Automotive, Inc. *	10,000	837,700
		2,543,200
Homefurnishing Retail - 5.41%
Bed Bath & Beyond, Inc. *	30,000	1,854,000
Leisure Products - 1.04%
Mattel, Inc.	11,000	356,840
Publishing - 5.25%
McGraw-Hill Companies, Inc.	40,000	1,800,000
Restaurants - 6.99%
McDonald's Corp.	18,500	1,637,805
Papa John's International, Inc. *	16,000	761,120
		2,398,925
Specialty Stores - 1.31%
Winmark Corp.	7,660	448,493
Total Consumer Discretionary		10,650,858

CONSUMER STAPLES - 6.07%
Household Products - 6.07%
Colgate Palmolive Co.	20,000	2,082,000
Total Consumer Staples		2,082,000

ENERGY - 4.13%
Oil & Gas Integrated - 1.54%
Chevron Corp.	5,000	527,500
Oil & Gas Exploration & Production - 2.59%
Contango Oil & Gas Co. *	15,000	888,000
Total Energy		1,415,500

HEALTH CARE - 15.93%
Health Care Services - 3.49%
Quest Diagnostics, Inc.	20,000	1,198,000
Health Care Equipment - 7.90%
Baxter International, Inc.	25,000	1,328,750
ResMed, Inc. *	15,000	468,000
Varian Medical Systems, Inc. *	15,000	911,550
		2,708,300
Health Care Facilities - 1.44%
U.S. Physical Therapy, Inc.	19,400	493,342

Life Sciences Tools & Services - 2.16%
Techne Corp.	10,000	$742,000
Pharmaceuticals - 0.94%
Abbott Laboratories	5,000	322,350
Total Health Care		5,463,992

INDUSTRIALS - 11.10%
Air Freight & Logistics - 2.56%
C.H. Robinson Worldwide, Inc.	15,000	877,950
Diversified Supply Services - 1.03%
Copart, Inc. *	15,000	355,350
Industrial Conglomerates - 3.92%
3M Co.	15,000	1,344,000
Research & Consulting Services - 2.08%
Dun & Bradstreet Corp.	10,000	711,700
Trucking - 1.51%
Landstar Systems, Inc.	10,000	517,200
Total Industrials		3,806,200

MATERIALS - 3.51%
Chemicals, Agricultural & Fertilizers - 1.13%
CF Industries Holdings, Inc.	2,000	387,480
Paper Products - 2.38%
Schweitzer-Mauduit International, Inc.	12,000	817,680
Total Materials		1,205,160

TECHNOLOGY - 25.83%
Application Software - 1.73%
Intuit Inc.	10,000	593,500
Computer Hardware - 3.41%
Apple, Inc. *	2,000	1,168,000
Data Processing & Outsourced Services - 6.53%
Jack Henry & Associates, Inc.	20,000	690,400
Paychex, Inc.	15,000	471,150
Total System Services, Inc.	45,000	1,076,850
		2,238,400
Data Processing Services - 3.14%
Mastercard, Inc.	2,500	1,075,275
IT Consulting & Services - 2.28%
International Business Machines Corp.	4,000	782,320
Semiconductors - 5.44%
Intel Corp.	70,000	1,865,500
Systems Software - 3.30%
Microsoft Corp.	37,000	1,131,830
Total Technology		8,854,825

TOTAL COMMON STOCKS
(Cost $32,429,105)		33,478,535

TOTAL INVESTMENTS
(Cost $32,429,105) - 97.63%	$33,478,535
Other Assets in Excess of Liabilities - 2.37%	811,490
TOTAL NET ASSETS - 100.00%	$34,290,025

Footnotes
Percentages are stated as a percent of net assets.

* Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows**:

Cost of investments	$32,436,950
Gross unrealized appreciation	1,534,914
Gross unrealized depreciation	(493,329)
Net unrealized appreciation	$1,041,585

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Fund’s investments are carried at fair value.  Securities traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reports.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the last bid price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options and Futures – Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at their last sales price or, if not last sales price is available, at their last bid price.  Options traded in the OTC market, the average of the last bid prices obtained from two or more dealers will be used unless there is only one dealer, in which case that dealer’s last bid price is used.  Futures contracts shall be valued at the closing price on their primary exchange.  If a closing price is not readily available, futures will be priced at the closing bid price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.  To the extent the inputs are observable and timely, these securities may be classified in level 1 of the fair value hierarchy.

Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$10,650,858	$-	$-	$10,650,858
Consumer Staples	2,082,000	-	-	2,082,000
Energy	1,415,500	-	-	1,415,500
Health Care	5,463,992	-	-	5,463,992
Industrials	3,806,200	-	-	3,806,200
Materials	1,205,160	-	-	1,205,160
Technology	8,854,825	-	-	8,854,825
Total Common Stock	33,478,535	-	-	33,478,535

Total Investments in Securities	$33,478,535	$-	$-	$33,478,535

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at the end of reporting period.  During the period ended June 30, 2012, the Fund recognized no transfers between levels.  There were no level 3 securities held in the Fund during the period ended June 30, 2012.

Derivatives – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation exists between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

The Advisor may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts to hedge the portfolio from interest rate risk.  The Advisor uses derivative instruments (“derivatives”) to hedge against anticipated declines in market value of portfolio securities, increases or decreases in the market value of securities it intends to purchase or sell, and to protect against exposure to interest rate changes.  The Advisor may also use derivatives to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believes to be possible through direct investment.  The use of derivatives for hedging purposes involves certain risks and may result in a loss if charges in the value of derivatives move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial positions.  Tabular disclosure regarding derivative fair value and gain/loss by contract typed (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earning.  As of, and during the quarter ended June 30, 2012, the Fund did not hold any derivative instruments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Empiric Funds, Inc.

By (Signature and Title) /s/ Mark A. Coffelt
Mark A. Coffelt, President

Date   7/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mark A. Coffelt
Mark A. Coffelt,
Chief Executive Officer and Chief Financial Officer

Date 7/25/2012